Maxim Invesco ADR Portfolio
Portfolio Summary Maxim Invesco ADR Portfolio
Investment Objective
The Portfolio seeks high total return through capital appreciation and current income while reducing risk through diversification.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan, or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Maxim Invesco ADR Portfolio	Initial Class	Class L
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	none	0.25%
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	1.12%	1.37%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim Invesco ADR Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Initial Class	114	356	617	1,363
Class L	139	434	750	1,646

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 42.54% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in foreign securities that are issued in the form of American Depository Receipts ("ADRs") or foreign stocks that are registered with the U.S. Securities and Exchange Commission and traded in the U.S. The Portfolio can invest up to 20% of its net assets in companies located outside the U.S., including those in emerging markets. The portfolio managers will select stocks from approximately 2,200 large and medium-sized capitalization foreign companies, with a minimum market capitalization of $1 billion. The portfolio managers will analyze potential investments through an investment model which compares current stock price to measures such as book value, historical return on equity, a company's ability to reinvest capital, dividends, and dividend growth. The most attractive stocks identified by the model are then subjected to primary research on a global sector basis.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Sector Risk - Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which the Portfolio invests will have a significant impact on the performance of the Portfolio.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Portfolio to lose money on investments denominated in foreign currencies.

Depository Receipts Risk - Depository receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Medium Size Company Securities Risk – The stocks of medium size companies often involve more risk and volatility than those of larger companies. Among other things, medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Investment Style Risk – Returns from mid- or large-capitalization and/or foreign stocks may trail returns from the overall stock market.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the performance of the Portfolio's Initial Class for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	24.63%
Worst Quarter	September 2002	-20.18%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Maxim Invesco ADR Portfolio		One Year	Five Years	Ten Years
Initial Class		5.58%	1.88%	3.36%
Class L	[1]	5.58%	1.88%	3.36%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		8.21%	2.94%	3.94%
[1]	Class L shares are new and had not commenced operations as of the date of this Prospectus. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Initial Class shares and has not been adjusted to reflect the expenses of the Class L shares. Initial Class and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).